Dividends paid (Tables)	12 Months Ended
Jun. 30, 2022
Dividends paid
Schedule of dividends paid

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	23	16	10
Interim dividend — current year	26	30	21
	49	46	31
Forecast cash flow on final dividend — current year	9 344	—	—